Average Annual Total Returns{- Strategic Advisers® Income Opportunities Fund} - 02.28 Strategic Advisers Income Opportunities Fund PRO-09 - Strategic Advisers® Income Opportunities Fund	Strategic Advisers Income Opportunities Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Income Opportunities Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Income Opportunities Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions and Sales Past 10 years	ML038 Past 1 year	ML038 Past 5 years	ML038 Past 10 years
Total	5.24%	7.42%	5.90%	3.07%	5.10%	3.41%	3.00%	4.68%	3.45%	6.07%	8.42%	6.61%